Organization and Description of Business - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Mar. 31, 2014
Organization And Description Of Business [Line Items]
Net proceeds from initial public offering	$ 70,064	$ 70,064
Underwriting discounts and commissions	5,565
Other offering expenses	$ 3,871
Conversion of redeemable convertible preferred units into common stock	16,496,860	16,496,860
Common stock par value	$ 0.001	$ 0.001	$ 0.001
IPO
Organization And Description Of Business [Line Items]
Stock issued, shares	3,000,000
Stock issued, public offering price	$ 26.50
Existing shareholders
Organization And Description Of Business [Line Items]
Stock issued, shares	2,675,250